Consolidated Statements of Income (Parenthetical) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Decline in fair value	¥ 3,429	¥ 2,321	¥ 7,457
Other comprehensive income-net	84	284	872
Total credit losses	¥ 3,513	¥ 2,605	¥ 8,329